UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


THE ADVISORS'
INNER CIRCLE FUND

Commerce Capital Government Money Market Fund
Semi-Annual Report
April 30, 2009

(COMMERCE CAPITAL MARKETS LOGO)

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                APRIL 30, 2009

                                TABLE OF CONTENTS

Letter to Shareholders.....................................................    1
Schedule of Investments....................................................    2
Statement of Assets and Liabilities........................................    5
Statement of Operations....................................................    6
Statement of Changes in Net Assets.........................................    7
Financial Highlights ......................................................    8
Notes to Financial Statements   ...........................................   10
Disclosure of Fund Expenses................................................   17

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

April 30, 2009

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Commerce Capital Government Money Market Fund (the Fund) for the period ended April 30, 2009.

The U.S. government continued to put in place various measures to bring the economy out of recession, including injections of funds into financial institutions and automobile manufacturers. With the job market deteriorating steadily, consumers retrenched by severely cutting back on spending and the savings rate increased significantly.

Payrolls continued to decline, although the number reported for April was under 600,000, better than market expectations. However, the unemployment rate increased to 8.9%. For the first quarter of 2009, GDP was -6.1%.

In an effort to stimulate the economy, the FOMC reduced the target Fed Funds rate to a range of 0% to 0.25% at the December 16, 2008 meeting and maintained this level throughout the subsequent meetings. Treasury yields fell across the yield curve. The three month Treasury Bill yield fell 31 basis points to 0.13% while the two year Treasury Note yield decreased 65 basis points to 0.90%.

Principal preservation and liquidity remain our primary focus in managing the Fund. We will continue to maximize yield by taking advantage of the yield curve while investing in permissible securities, including repurchase agreements.

We appreciate your participation in the Commerce Capital Government Money Market Fund.

Sincerely,


/s/ Diane Allard
Diane Allard
Vice President/Fund Manager

THIS MATERIAL REPRESENTS THE MANAGER S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      GOVERNMENT MONEY
                                                      MARKET FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                  (BAR CHART)

U.S. Government Agency Obligations   43.8%
Repurchase Agreements                37.2%
U.S. Treasury Obligations            19.0%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS (A)-- 43.8%

                                                          FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
   FFCB
      0.160%, 05/18/09 ............................   $ 5,000,000   $  4,999,622
      0.190%, 05/22/09 ............................     5,000,000      4,999,446
   FHLB
      0.140%, 05/12/09 ............................    10,000,000      9,999,572
      0.105%, 05/27/09 ............................     6,000,000      5,999,545
      0.144%, 06/05/09 ............................     8,000,000      7,998,882
      0.140%, 06/08/09 ............................    10,000,000      9,998,522
      0.140%, 06/15/09 ............................    10,000,000      9,998,250
      0.120%, 06/17/09 ............................    10,000,000      9,998,433
      0.240%, 06/18/09 ............................     5,000,000      4,998,400
      0.170%, 06/22/09 ............................     5,000,000      4,998,772
   FHLMC
      0.268%, 05/11/09 ............................     7,500,000      7,499,442
   FNMA
      0.150%, 06/08/09 ............................    10,000,000      9,998,417
      0.130%, 06/17/09 ............................     5,000,000      4,999,152
                                                                    ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $96,486,455) ..........................                   96,486,455
                                                                    ------------
U.S. TREASURY OBLIGATIONS (A)--19.0%
   U.S. Treasury Bills
      0.110%, 05/14/09 ............................     3,000,000      2,999,881
      0.140%, 05/21/09 ............................     5,000,000      4,999,611
      0.160%, 05/28/09 ............................     5,000,000      4,999,400
      0.060%, 06/04/09 ............................    10,000,000      9,999,433
      0.049%, 06/11/09 ............................     9,000,000      8,999,493
      0.075%, 06/25/09 ............................    10,000,000      9,998,854
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $41,996,672) ..........................                   41,996,672
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      GOVERNMENT MONEY
                                                      MARKET FUND
                                                      APRIL 30, 2009 (UNAUDITED)


                                                          FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
REPURCHASE AGREEMENTS--37.2%
   Credit Suisse First Boston
      0.150%, dated 04/30/09, to be repurchased on
      05/01/09, repurchase price $58,699,129
      (collateralized by various GNMA obligations,
      ranging in par value $7,000,000-$20,154,621,
      4.000%-8.000%, 09/15/22-04/20/39; total
      market value $59,873,124) ...................   $58,698,884   $ 58,698,884
   JPMorgan Chase
      0.100%, dated 04/30/09, to be repurchased on
      05/01/09, repurchase price $22,539,930
      (collateralized by various U.S. Treasury
      Bills, ranging in par value
      $4,905,000-$18,100,000, 0.094%-0.304%,
      08/13/09-11/19/09; total market value
      $22,991,824) ................................    22,539,867     22,539,867
   Morgan Stanley
      0.129%, dated 04/30/09, to be repurchased on
      05/01/09, repurchase price $339,150
      (collateralized by a GNMA obligation, par
      value $380,683, 5.500%, 06/15/38; total
      market value $352,851) ......................       339,149        339,149
   UBS Paine Webber
      0.100%, dated 04/30/09, to be repurchased on
      05/01/09, repurchase price $499,540
      (collateralized by various GNMA obligations,
      ranging in par value
      $250-$516,821, 3.500%-5.375%,
      06/20/32-11/20/38; total market value
      $511,418) ...................................       499,539        499,539
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $82,077,439) ..........................                   82,077,439
                                                                    ------------
   TOTAL INVESTMENTS 100.0%
      (Cost $220,560,566) .........................                 $220,560,566
                                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      GOVERNMENT MONEY
                                                      MARKET FUND
                                                      APRIL 30, 2009 (UNAUDITED)

      PERCENTAGES ARE BASED ON NET ASSETS OF $220,575,452.

(A)   DISCOUNT NOTE. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF
      PURCHASE

FFCB  FEDERAL FARM CREDIT BANK

FHLB  FEDERAL HOME LOAN BANK

FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

THE   ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      GOVERNMENT MONEY
                                                      MARKET FUND
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
   Investments at value (Cost $138,483,127) ...........   $138,483,127
   Repurchase Agreements (Cost $82,077,439) ...........     82,077,439
   Prepaid Expenses ...................................         47,692
   Receivable due from Investment Adviser .............         39,585
   Interest Receivable ................................          8,995
                                                          ------------
Total Assets ..........................................    220,656,838
                                                          ------------
LIABILITIES:
   Payable due to Distributor .........................         43,495
   Payable due to Administrator .......................         13,345
   Payable due to Trustees ............................          2,594
   Chief Compliance Officer Fees Payable ..............            950
   Payable for Investment Securities Purchased ........          8,685
   Other Accrued Expenses .............................         12,317
                                                          ------------
      Total Liabilities ...............................         81,386
                                                          ------------
   NET ASSETS .........................................   $220,575,452
                                                          ============
NET ASSETS CONSIST OF:
   Paid-in Capital ....................................   $220,575,969
   Accumulated Net Realized Loss on Investments .......           (517)
                                                          ------------
   NET ASSETS .........................................   $220,575,452
                                                          ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class Shares
   ($1,955,711 / 1,946,609) ...........................   $       1.00
                                                          ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Administration Class Shares
   ($218,619,741 / 218,622,808) .......................   $       1.00
                                                          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          COMMERCE CAPITAL
                                                         GOVERNMENT MONEY
                                                         MARKET FUND (UNAUDITED)

STATEMENT OF OPERATIONS

                                                                    SIX MONTHS ENDED
                                                                     APRIL 30, 2009
                                                                    ----------------
INVESTMENT INCOME
Interest Income  ................................................      $  340,958
                                                                       ----------
EXPENSES
Investment Advisory Fees.........................................         629,957
Distribution Fees(1) ............................................         302,513
Administration Fees .............................................          85,906
Trustees' Fees   ................................................           5,478
Chief Compliance Officer Fees....................................           1,896
Temporary Guarantee Program Fees(2)..............................          46,284
Transfer Agent Fees .............................................          20,546
Printing Fees  ..................................................          13,226
Professional Fees................................................           9,029
Registration and Filing Fees ....................................           6,709
Custodian Fees ..................................................           4,160
Insurance and Other Fees  .......................................           8,353
                                                                       ----------
   TOTAL EXPENSES................................................       1,134,057
Less:
   Waiver of Investment Advisory Fees* ..........................         (91,800)
   Reimbursement -- Administration Class Shares*.................        (704,398)
                                                                       ----------
NET EXPENSES  ...................................................         337,859
                                                                       ----------
NET INVESTMENT INCOME............................................           3,099
                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............      $    3,099
                                                                       ==========

(1)  DISTRIBUTION FEES ARE INCURRED BY ADMINISTRATION CLASS SHARES ONLY.

(2)  SEE NOTE 8.

*    SEE NOTE 5.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS           YEAR
                                                                         ENDED            ENDED
                                                                    APRIL 30, 2009     OCTOBER 31,
                                                                      (UNAUDITED)          2008
                                                                    --------------   ---------------
OPERATIONS:
   Net Investment Income ........................................   $       3,099    $     5,773,308
                                                                    -------------    ---------------
   Net Increase in Net Assets Resulting from Operations .........           3,099          5,773,308
                                                                    -------------    ---------------
DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares ................................            (296)        (2,455,787)
      Administration Class Shares ...............................          (2,803)        (3,317,521)
                                                                    -------------    ---------------
   Total Distributions ..........................................          (3,099)        (5,773,308)
                                                                    -------------    ---------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
      Institutional Class Shares ................................      85,847,225        616,945,832
      Administration Class Shares ...............................     490,001,738      1,291,030,360
   Reinvestment of Distributions
      Institutional Class Shares ................................             105          2,162,483
      Administration Class Shares ...............................           2,782          3,224,882
   Redeemed
      Institutional Class Shares ................................    (104,152,210)      (707,058,807)
      Administration Class Shares ...............................    (527,272,721)    (1,186,952,779)
                                                                    -------------    ---------------
   Net Institutional Class Shares Transactions ..................     (18,304,880)       (87,950,492)
   Net Administration Class Shares Transactions .................     (37,268,201)       107,302,463
                                                                    -------------    ---------------
      Net Increase (Decrease) in Net Assets from Capital Share
         Transactions ...........................................     (55,573,081)        19,351,971
                                                                    -------------    ---------------
      Total Increase (Decrease) in Net Assets ...................     (55,573,081)        19,351,971
NET ASSETS:
   Beginning of Period ..........................................     276,148,533        256,796,562
                                                                    -------------    ---------------
   End of Period (including undistributed net
      investment income of $0 and $0, respectively) .............   $ 220,575,452    $   276,148,533
                                                                    =============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                                               COMMERCE CAPITAL
                                                                                                              GOVERNMENT MONEY
                                                                                                              MARKET FUND

FINANCIAL HIGHLIGHTS

                                                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           INSTITUTIONAL CLASS SHARES
                                                 ------------------------------------------------------------------------------
                                                   SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                APRIL 30, 2009  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                                  (UNAUDITED)       2008         2007         2006         2005         2004
                                                 -------------  -----------  -----------  -----------  -----------  -----------
Net Asset Value,
   Beginning of Period ........................    $ 1.00         $  1.00     $   1.00     $   1.00      $  1.00     $   1.00
                                                   ------         -------     --------     --------      -------     --------
Income from Investment Operations:
   Net Investment Income ......................      0.00*           0.02         0.05         0.04         0.02         0.01
                                                   ------         -------     --------     --------      -------     --------
   Total from Investment Operations ...........      0.00*           0.02         0.05         0.04         0.02         0.01
                                                   ------         -------     --------     --------      -------     --------
Dividends:
   Net Investment Income ......................      0.00*          (0.02)       (0.05)       (0.04)       (0.02)       (0.01)
                                                   ------         -------     --------     --------      -------     --------
      Total Dividends .........................      0.00*         (0.02)       (0.05)       (0.04)       (0.02)       (0.01)
                                                   ------         -------     --------     --------      -------     --------
Net Asset Value, End of Period ................    $ 1.00         $  1.00     $   1.00     $   1.00      $  1.00     $   1.00
                                                   ======         =======     ========     ========      =======     ========
TOTAL RETURN+ .................................      0.00%           2.11%        4.68%        4.30%        2.29%        0.69%
                                                   ======         =======     ========     ========      =======     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ...............    $1,955         $20.253     $108,208     $111,794      $90,183     $127,154
Ratio of Expenses to Average Net Assets .......      0.58%++         0.60%        0.59%        0.55%        0.55%        0.52%
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ....................      0.68%++         0.64%        0.65%        0.66%        0.65%        0.63%
Ratio of Net Investment .......................
   Income to Average Net Assets ...............      0.01%++         2.22%        4.58%        4.20%        2.21%        0.69%

*    AMOUNT IS LESS THAN $0.01 PER SHARE.

+ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD INDICATED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++   ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                                                COMMERCE CAPITAL
                                                                                                               GOVERNMENT MONEY
                                                                                                               MARKET FUND

FINANCIAL HIGHLIGHTS

                                                                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          ADMINISTRATION CLASS SHARES
                                                 ------------------------------------------------------------------------------
                                                   SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                APRIL 30, 2009  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                                  (UNAUDITED)       2008         2007         2006         2005         2004
                                                 -------------  -----------  -----------  -----------  -----------  -----------
Net Asset Value,
   Beginning of Period ........................   $   1.00       $   1.00     $   1.00     $   1.00      $  1.00      $  1.00
                                                  --------       --------     --------     --------      -------      -------
Income from Investment Operations:
   Net Investment Income ......................       0.00*          0.02         0.04         0.04         0.02         0.00*
                                                  --------       --------     --------     --------      -------      -------
   Total from Investment Operations ...........       0.00*          0.02         0.04         0.04         0.02         0.00*
                                                  --------       --------     --------     --------      -------      -------
Dividends:
   Net Investment Income ......................       0.00*         (0.02)       (0.04)       (0.04)       (0.02)        0.00*
                                                  --------       --------     --------     --------      -------      -------
      Total Dividends .........................       0.00*         (0.02)       (0.04)       (0.04)       (0.02)        0.00*
                                                  --------       --------     --------     --------      -------      -------
Net Asset Value, End of Period  ...............   $   1.00       $   1.00     $   1.00     $   1.00      $  1.00      $  1.00
                                                  ========       ========     ========     ========      =======      =======
 TOTAL RETURN+ ................................       0.00%          1.85%        4.42%        4.04%        2.04%        0.44%
                                                  ========       ========     ========     ========      =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000) ........................   $218,620       $255,896     $148,589     $129,990      $72,447      $49,182
Ratio of Expenses to Average Net Assets .......       0.25%++        0.85%        0.84%        0.80%        0.80%        0.77%
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ....................       0.91%++        0.92%        0.90%        0.91%        0.90%        0.88%
Ratio of Net Investment Income to Average
   Net Assets .................................       0.00%++*       1.73%        4.32%        4.06%        2.07%        0.44%

*    AMOUNT IS LESS THAN $0.01 PER SHARE.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD INDICATED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++   ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 33 funds. The financial statements herein are those of one such fund, the Commerce Capital Government Money Market Fund (the "Fund"). The investment objective of the Fund is high current income and preservation of capital while maintaining liquidity. The Fund invests primarily in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements collateralized by these securities. The Fund offers two classes of shares:
Institutional Class Shares and Administration Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the mea-

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

     surement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observ able (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009:

INVESTMENTS IN SECURITIES   LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
-------------------------   -------   ------------   -------   ------------
Commerce Capital
  Government Money
  Market Fund                 $--     $220,560,566     $--     $220,560,566
                              ===     ============     ===     ============

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

     position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The adoption of FIN 48 did not result in the recording of any tax expense in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, non-class-specific expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Commerce Funds at an annual rate of 0.07% of the Funds' average daily net assets up to $500 million; 0.06% of the Funds' average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Funds' average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio, plus $ 15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14,1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Commerce Capital Markets, Inc. (Retail Brokerage Division) serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan (the "Plan") relating to the Administration Class Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the average daily net assets of the Administration Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

Citigroup Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive fees and reimburse expenses in order to keep total annual Fund operating expenses from exceeding 0.60% and 0.85% of the average daily net assets of the Institutional and Administration Class Shares, respectively.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

Prior to November 1, 2008, the Adviser had voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Institutional Class Shares and Administration Class Shares of the Fund to not less than 0.20% of the average daily net assets. Effective November 1, 2008, the Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of Institutional Class Shares and the Administration Class Shares of the Fund to not less than 0.00% of the average daily net assets.

6. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. As of October 31, 2008, there were no permanent differences.

The tax character of dividends paid during the last two fiscal years ended October 31, 2008 and 2007 was as follows:

        ORDINARY
         INCOME         TOTAL
       -----------   -----------
2008   $ 5,773,308   $ 5,773,308
2007   $11,196,800   $11,196,800

As of October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income   $ 107,463
Capital Loss Carryforwards           (517)
Other Temporary Differences      (107,463)
                                ---------
Total Accumulated Losses        $    (517)
                                =========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2008, the Fund had the following capital loss carryforwards:

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

             TOTAL CAPITAL
EXPIRES   LOSS CARRYFORWARD
 2013      OCTOBER 31, 2008
-------   -----------------
 $517           $517

As of April 30, 2009, the cost of securities for Federal tax purposes is the same as the cost shown in the Schedule of Investments.

7. OTHER:

At April 30, 2009, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for the shares listed of the Fund was as follows:

                           No. of          %
                       SHAREHOLDERS*   OWNERSHIP
                       -------------   ---------
Institutional Shares         1            100%
Admin Class Shares           1            100%

* These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. TEMPORARY GUARANTEE PROGRAM:

The Fund, with the approval of the Board of Trustees, participates in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Treasury Department (the "Treasury"). To participate, the Fund was required to pay a fee of up to 0.015% of its net assets as of September 19, 2008.

Under the Program, the Treasury guarantees the share price of shares of the Fund outstanding as of September 19, 2008 at $1.00 per share if a Fund's net asset value falls below $0.995 and the Board of Trustees decides to liquidate the Fund. The Program covers the lesser of a shareholder's account value on September 19, 2008, or on the date of liquidation.

The initial term of the Program expired on December 18, 2008, and was extended for a second term, which expired on April 30, 2009. The Treasury has announced another extension of the Guarantee Program for a third term, which expires September 18, 2009. Continued participation in each extension of the Program required payment of an additional fee. The Board of Trustees has determined that

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

continued participation in the Program is in the best interest of the Fund and its shareholders. The cost of the Fund's continued participation in the Program will be borne by the Fund, and will not be subject to any expense limitation or reimbursement agreement.

9. SUBSEQUENT EVENT:

On August 12, 2008, at the recommendation of the Adviser, the Board of Trustees approved the liquidation of the Fund. The Fund is expected to cease operations and liquidate on or about September 21, 2009. The liquidation distribution to shareholders will be treated as a payment in exchange for their shares.

In anticipation of the Fund's liquidation, the Adviser may manage the Fund in a manner intended to raise cash in order to facilitate the orderly liquidation of the Fund. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective during this time.

10. ACCOUNTING PRONOUNCEMENTS:

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

                                 BEGINNING     ENDING                 EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE       VALUE       EXPENSE     DURING
                                  11/01/08    4/30/09       RATIOS     PERIOD*
                                 ---------   ---------   ----------   --------
ACTUAL FUND RETURN
   Institutional Class Shares    $1,000.00   $1,000.00      0.09%      $0.45
   Administration Class Shares    1,000.00    1,000.00      0.28        1.39
HYPOTHETICAL 5% RETURN
   Institutional Class Shares    $1,000.00   $1,024.35      0.09%      $0.45
   Administration Class Shares    1,000.00    1,023.41      0.28        1.40

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                      NOTES

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                 P.O. Box 182218
                              Columbus, Ohio 43218

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Fund described.

COM-SA-002-0400

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.